Share-based Issuances (Details - Warrant Activity) - Warrant [Member]	9 Months Ended
Sep. 30, 2023 $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants outstanding, beginning | shares	4,472,099
Weighted average exercise price, beginning | $ / shares	$ 4.62
Warrants granted | shares	950,000
Weighted average exercise price, granted | $ / shares	$ 0.61
Warrants Forfeited/cancelled | shares	0
Weighted average exercise price, granted | $ / shares	$ 0
Warrants Exercised | shares	0
Weighted average exercise price, granted | $ / shares	$ 0
Warrants outstanding, ending | shares	5,422,099
Weighted average exercise price, ending | $ / shares	$ 3.84